SHARE BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2015
SHARE BASED COMPENSATION
Schedule of stock options activity

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	years	USD
Outstanding as of March 31, 2012	2,788,342	2.85
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(41,000)	3.60

Outstanding as of March 31, 2013	2,747,342	2.84
Granted	1,469,460	2.50
Exercised	—	—
Forfeited	—	—
Expired	(2,135)	2.69

Outstanding as of March 31, 2014	4,214,667	2.72
Granted	1,469,460	2.24
Exercised	(300,000)	2.12
Forfeited	(1,102,095)	2.50
Expired	(396,365)	2.58

Outstanding as of March 31, 2015	3,885,667	2.66

Vested and expected to vest as of March 31, 2015	3,885,667	2.66	4.13	Nil

Exercisable as of March 31, 2015	2,416,207	2.92	0.62	Nil

Schedule of information relating to options outstanding and exercisable

Options outstanding as of March 31, 2015			Options exercisable as of March 31, 2015
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,312,600	2.26	0.1	1,312,600	2.26	0.1
665,000	3.60	0.7	665,000	3.60	0.7
250,000	3.60	1.6	250,000	3.60	1.6
81,000	3.60	2.7	81,000	3.60	2.7
100,000	4.75	2.5	100,000	4.75	2.5
7,607	2.69	3.9	7,607	2.69	3.9
1,469,460	2.24	9.9	—	2.24	9.9

3,885,667	2.66	4.13	2,416,207	2.92	0.62

Summary of assumptions used in the valuation model
	Year Ended March 31,
	2013	2014	2015

Expected dividend yield	—	0%	0%
Expected volatility	—	75%	71%
Expected term	—	6.25	6.25
Risk-free interest rate (per annum)	—	1.77%	1.70%

SHARE BASED COMPENSATION
Summary of the nonvested share activities

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2012	1,146,750	4.788
Granted	100,000	2.015
Vested	(334,250)	(4.348)
Forfeited	(17,500)	1.904

Outstanding at March 31, 2013	895,000	4.633

Granted	280,000	2.145
Vested	(265,000)	4.963
Forfeited	(100,000)	2.015

Outstanding at March 31, 2014	810,000	3.989

Granted	—	—
Vested	(335,000)	4.380
Forfeited	(30,000)	2.145

Outstanding at March 31, 2015	445,000	3.819

Nonvested shares
SHARE BASED COMPENSATION
Schedule of allocation of recognized compensation expense

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Cost of revenues	21,813	228,854	164,741
Research and development	308,577	336,869	179,186
Sales and marketing	702,683	454,503	295,519
General and administrative	10,239,490	5,568,300	5,487,275

Total share based compensation expense	11,272,563	6,588,526	6,126,721